PRODUCTION COSTS (Details 2) (Distribution rights and capitalized production costs, USD $)	12 Months Ended
Dec. 31, 2014
Distribution and production costs
Impairment charges	$ 4,154
Expected period	10 years
Discount rate change	1.00%
Impact of change of one percent in discount rate on fair value	$ 112
Minimum
Distribution and production costs
Discount rate (as a percent)	15.00%
Maximum
Distribution and production costs
Discount rate (as a percent)	16.00%